Income Taxes - Schedule of Components of Income Tax Expense (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before taxes	$ (3,221,526)	$ (5,119,146)
Statutory tax rate	27.00%	27.00%
Income taxes at the statutory rate	$ (869,812)	$ (1,382,170)
Stock-based compensation	154,227	108,505
Share issue costs	(45,854)	(223,439)
Others	41,388	(58,416)
Total	(720,051)	(1,555,520)
Change in valuation Allowance	720,051	1,555,520
Total income tax expense (benefit)